Derivative instruments and hedging activities - Summary of outstanding derivative instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative financial assets	¥ 72,423	¥ 70,144
Derivative financial liabilities	29,287	34,123
Interest rate swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	49,347	43,464
Derivative financial liabilities	3,876	3,139
Interest rate swaptions agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	272	380
Derivative financial liabilities	2,574	2,517
Foreign exchange forward contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	6,951	12,496
Derivative financial liabilities	11,088	12,257
Swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	7,442	3,774
Derivative financial liabilities	4,066	5,781
Currency option contracts purchased [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	74	508
Derivative financial liabilities	791	835
Currency option contracts written [member]
Derivatives, Fair Value [Line Items]
Derivative financial liabilities	4	5
Other currency contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	5,958	4,540
Derivative financial liabilities	1,544	998
Equity future contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets		290
Derivative financial liabilities	3,428	3,321
Equity swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial liabilities	1,916	5,270
Option contracts purchased [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	¥ 2,379	¥ 4,692